Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share [Abstract]
Net income	$ 99.9	$ 164.5	$ 148.0	$ 109.5	$ 164.6	$ 148.7	$ 129.2	$ 120.4	$ 521.9	$ 562.9	$ 475.5
Average shares outstanding, basic (in shares)									245.0	243.1	221.4
Common stock equivalents (in shares)									2.1	2.4	2.2
Incremental shares from assumed conversion of convertible debentures (in shares)									2.1	2.0	1.4
Shares utilized in diluted earnings per share calculation (in shares)									249.2	247.5	225.0
Earnings per share [Abstract]
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.67	$ 0.60	$ 0.45	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 2.13	$ 2.32	$ 2.15
Diluted earnings per share (in dollars per share)	$ 0.40	$ 0.67	$ 0.59	$ 0.43	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 2.09	$ 2.27	$ 2.11
Interest rate percentage on Convertible Debentures included in calculation of diluted earnings per share, prior period (in hundredths)	2.50%				2.50%				2.50%	2.50%	2.50%